UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

__________________

FORM N-Q

_______________

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01436

CAPSTONE SERIES FUND, INC.

(Exact name of registrant as specified in charter)

_____________________

3700 W. SAM HOUSTON PARKWAY SOUTH, SUITE 250, HOUSTON, TX 77042

(Address of principal executive offices) (Zip Code)

CITI FUND SERVICES OHIO, INC., 3435 STELZER ROAD, COLUMBUS, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-262-6631

Date of fiscal year end: April 30

Date of reporting period: January 31, 2013

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2013 (Unaudited)

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
COMMON STOCKS (99.4%)
AEROSPACE & DEFENSE (1.5%)
AAR Corp.	12,620	$237,886
AeroVironment, Inc.(a)	870	18,836
Alliant Techsystems, Inc.	2,510	162,447
American Science & Engineering, Inc.	190	12,840
BE Aerospace, Inc.(a)	4,450	229,130
Cubic Corp.	570	26,790
Curtiss-Wright Corp.	3,160	112,654
Engility Holdings, Inc.(a)	570	10,973
Esterline Technologies Corp.(a)	1,630	108,216
Exelis, Inc.	15,140	166,389
GenCorp, Inc.(a)	3,320	35,624
Moog, Inc., Class A(a)	2,910	127,458
Orbital Sciences Corp.(a)	6,780	99,666
Teledyne Technologies, Inc.(a)	1,160	79,182
Triumph Group, Inc.	1,700	119,629

		1,547,720

AIR FREIGHT & LOGISTICS (0.2%)
Forward Air Corp.	1,060	39,337
Hub Group, Inc., Class A(a)	1,360	50,062
UTI Worldwide, Inc.	10,100	149,075

		238,474

AIRLINES (0.7%)
Alaska Air Group, Inc.(a)	5,060	233,417
Allegiant Travel Co.	1,540	114,684
JetBlue Airways Corp.(a)	39,380	228,798
SkyWest, Inc.	15,090	190,738

		767,637

AUTO COMPONENTS (0.8%)
Drew Industries, Inc.	4,700	172,114
Gentex Corp.	9,110	174,274
LKQ Corp.(a)	16,080	360,032
Standard Motor Products, Inc.	3,890	90,287
Superior Industries International, Inc.	1,220	24,729

		821,436

AUTO PARTS & EQUIPMENT (0.1%)
Spartan Motors, Inc.	18,220	103,307

AUTOMOBILES (0.4%)
Thor Industries, Inc.	5,210	219,237
Winnebago Industries, Inc.(a)	11,960	223,891

		443,128

BIOTECHNOLOGY (1.5%)
Acorda Therapeutics, Inc.(a)	4,160	120,141
ArQule, Inc.(a)	16,110	40,758
Emergent BioSolutions, Inc.(a)	920	14,766
Momenta Pharmaceuticals, Inc.(a)	2,330	29,381
Neogen Corp.(a)	1,505	69,967
Regeneron Pharmaceuticals, Inc.(a)	3,315	576,612
Spectrum Pharmaceuticals, Inc.	8,740	110,211
United Therapeutics Corp.(a)	3,770	203,165
Vertex Pharmaceuticals, Inc.(a)	9,880	442,427

		1,607,428

BUILDING PRODUCTS (0.8%)
AAON, Inc.	615	13,985
Apogee Enterprises, Inc.	1,150	28,118
Comfort Systems USA, Inc.	7,810	100,827
Eagle Materials, Inc.	2,310	149,619
Griffon Corp.	12,420	146,556
Lennox International, Inc.	2,800	161,027
NCI Building Systems, Inc.(a)	744	11,517
Quanex Building Products Corp.	3,875	80,058
Simpson Manufacturing Co., Inc.	1,470	47,657
Universal Forest Products, Inc.	2,670	108,536

		847,900

CAPITAL MARKETS (1.7%)
Apollo Investment Corp.	14,930	134,370
Eaton Vance Corp.	5,190	187,878
Federated Investors, Inc., Class B	2,010	47,557
Financial Engines, Inc.(a)	1,510	50,223
HFF, Inc.	13,000	226,720
Investment Technology Group, Inc.(a)	2,890	29,247
Janus Capital Group, Inc.	12,860	119,598
Jefferies Group, Inc.	9,720	193,720
Piper Jaffray Cos., Inc.(a)	600	23,238
Prospect Capital Corp.	6,830	77,042
Raymond James Financial, Inc.	3,970	177,181
SEI Investments Co.	5,490	148,010
SWS Group, Inc.(a)	12,455	82,078
Virtus Investment Partners, Inc.(a)	960	143,050
Waddell & Reed Financial, Inc., Class A	4,260	169,122

		1,809,034

CHEMICALS (2.6%)
A. Schulman, Inc.	3,820	122,813
Albemarle Corp.	3,090	189,448
American Vanguard Corp.	4,020	136,278
Ashland, Inc.	2,470	193,919
Balchem Corp.	1,065	39,831
Cabot Corp.	3,350	125,391
Cytec Industries, Inc.	1,540	112,882
H.B. Fuller Co.	3,390	132,481
Hawkins, Inc.	270	10,535
Innophos Holdings, Inc.	730	36,916
Intrepid Potash, Inc.	2,230	51,959
Kraton Performance Polymers, Inc.(a)	1,200	31,500
Mineral Technologies, Inc.	2,380	98,461
NewMarket Corp.	572	145,952
Olin Corp.	4,060	94,436
Om Group, Inc.(a)	7,800	215,435
PolyOne Corp.	8,360	182,582
Quaker Chemical Corp.	1,350	77,180
RPM International, Inc.	5,040	157,298
Sensient Technologies Corp.	2,010	76,581
Stepan Co.	560	32,850
STR Holdings, Inc.(a)	1,630	3,472
The Scotts Miracle-Gro Co., Class A	1,430	62,520
Valspar Corp.	4,420	292,957
Zep, Inc.	5,555	81,103

		2,704,780

COMMERCIAL BANKS (4.6%)
Associated Bancorp	9,780	139,561
BancorpSouth, Inc.	7,630	110,635
Bank of Hawaii Corp.	1,400	67,326
Bank of the Ozarks, Inc.	2,840	103,149

See notes to Schedule of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2013 (Unaudited)

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value

Banner Corp.	600	$18,120
BBCN Bancorp, Inc.	12,440	150,400
Boston Private Financial Holdings, Inc.	7,420	68,635
Cathay General Bancorp	9,230	179,154
City Holding Co.	320	12,093
City National Corp.	3,890	206,014
Columbia Banking System, Inc.	1,480	29,896
Commerce Bancshares, Inc.	2,916	109,496
Community Bank System, Inc.	1,360	38,624
Cullen/Frost Bankers, Inc.	1,830	107,769
CVB Financial Corp.	1,310	14,410
East West Bancorp, Inc.	5,560	130,382
F.N.B. Corp.	9,830	113,930
First Bancorp(a)	18,342	94,094
First Commonwealth Financial Corp.	20,230	143,026
First Financial Bancorp	2,060	31,497
First Financial Bankshares, Inc.	905	37,159
First Midwest Bancorp, Inc.	3,820	48,399
FirstMerit Corp.	5,820	88,639
Fulton Financial Corp.	10,880	118,483
Glacier Bancorp, Inc.	2,550	39,729
Hancock Holding Co.	3,039	91,839
Hanmi Financial Corp.(a)	881	14,492
Home Bancshares, Inc.	4,253	147,664
Independent Bank Corp. - Massachusetts	780	24,172
International Bancshares Corp.	4,640	90,712
National Penn Bancshares, Inc.	13,470	131,333
NBT BanCorp	1,270	26,340
Old National BanCorp	4,450	59,452
PacWest BanCorp	6,700	184,116
Pinnacle Financial Partners, Inc.(a)	6,690	143,634
PrivateBancorp, Inc.	11,800	202,606
Prosperity Bancshares, Inc.	1,450	65,410
S & T Bancorp, Inc.	920	16,965
Signature Bank(a)	2,310	170,778
Simmons First National Corp., Class A	670	17,105
Sterling Bancorp	2,190	21,002
Susquehanna Bancshares, Inc.	9,570	109,289
SVB Financial Group(a)	3,170	210,392
Synovus Financial Corp.	56,870	146,725
TCF Financial Corp.	7,740	105,728
Texas Capital Bancshares, Inc.(a)	4,670	193,338
Tompkins Financial Corp.	179	7,323
Trustmark Corp.	2,330	53,893
UMB Financial Corp.	1,010	44,713
Umpqua Holdings Corp.	6,920	87,469
United Bankshares, Inc.	1,670	42,568
United Community Banks, Inc.(a)	2,322	24,358
Valley National Bancorp	6,762	66,200
WestAmerica Bancorp	670	29,761
Wilshire Bancorp, Inc.(a)	12,440	76,382
Wintrust Financial Corp.	1,440	53,381

		4,859,760

COMMERCIAL SERVICES & SUPPLIES (4.4%)
ABM Industries, Inc.	7,090	155,413
Brady Corp.	1,730	60,360
CDI Corp.	6,990	118,970
Clean Harbors, Inc.(a)	2,580	143,422
Coinstar, Inc.(a)	2,490	126,692
Consolidated Graphics, Inc.(a)	2,720	99,634
Copart, Inc.(a)	6,480	232,697
Corrections Corp. of America	5,480	207,637
Darling International, Inc.(a)	11,610	195,861
Deluxe Corp.	2,030	74,684
Exponent, Inc.(a)	380	18,578
Forrester Research, Inc.	710	20,072
FTI Consulting, Inc.(a)	3,330	108,225
G & K Services, Inc., Class A	720	28,829
Healthcare Services Group, Inc.	4,202	101,478
Heartland Payment Systems, Inc.	1,450	46,052
Heidrick & Struggles International, Inc.	5,370	84,900
Herman Miller, Inc.	2,330	57,551
Higher One Holdings, Inc.(a)	1,700	17,901
HMS Holdings Corp.(a)	3,320	90,503
HNI Corp.	1,660	52,406
Interface, Inc.	2,480	41,614
Kelly Services, Inc., Class A	12,960	206,582
Korn/Ferry International, Inc.(a)	4,020	69,064
Lender Processing Services, Inc.	3,220	77,409
Manpower, Inc.	5,680	292,519
Mine Safety Appliances Co.	1,050	48,531
Mobile Mini, Inc.(a)	1,420	34,080
Monro Muffler Brake, Inc.	1,065	38,574
Monster Worldwide, Inc.(a)	24,640	142,912
Navigant Consulting, Inc.(a)	7,110	81,978
On Assignment, Inc.(a)	9,680	236,676
R.R. Donnelley & Sons Co.	12,920	118,864
Resources Connection, Inc.	1,430	17,460
Rollins, Inc.	2,710	66,991
TeleTech Holdings, Inc.(a)	1,280	23,936
Tetra Tech, Inc.(a)	2,520	72,223
The Brink's Co.	3,900	116,298
The Corporate Executive Board Co.	1,160	58,128
The Geo Group, Inc.	4,643	151,455
TrueBlue, Inc.(a)	5,040	86,638
United Stationers, Inc.	4,590	153,031
Viad Corp.	3,740	104,421
Waste Connections, Inc.	4,642	167,205

		4,448,454

COMMUNICATIONS EQUIPMENT (1.5%)
ADTRAN, Inc.	2,420	48,884
Arris Group, Inc.(a)	5,749	94,973
Bel Fuse, Inc.	3,950	73,589
Belden CDT, Inc.	1,540	74,151
Black Box Corp.	650	15,230
Ciena Corp.(a)	9,350	146,421
Comtech Telecommunications Corp.	1,700	45,050
Digi International, Inc.(a)	3,180	31,164
Dycom Industries, Inc.(a)	3,630	76,157
Harmonic, Inc.(a)	3,270	17,102
InterDigital, Inc.	2,860	124,095
Ixia(a)	10,520	199,775
NETGEAR, Inc.(a)	4,750	166,772
Oplink Communications, Inc.(a)	990	16,682
PCTEL, Inc.	750	5,565
Plantronics, Inc.	1,450	59,624
Polycom, Inc.(a)	7,040	77,651
Procera Networks, Inc.(a)	5,070	85,328
Riverbed Technology, Inc.(a)	5,779	112,115
Symmetricom, Inc.(a)	3,420	18,434
Tellabs, Inc.	6,410	14,615
ViaSat, Inc.(a)	1,390	53,390

		1,556,767

See notes to Schedule of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2013 (Unaudited)

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value

COMPUTERS & PERIPHERALS (0.7%)
Avid Technology, Inc.(a)	1,790	$13,246
Diebold, Inc.	3,240	95,386
Electronics for Imaging, Inc.(a)	5,120	115,814
Intermec, Inc.(a)	1,950	19,266
Lexmark International, Inc., Class A	5,870	141,232
NCR Corp.(a)	5,840	162,177
Super Micro Computer, Inc.(a)	10,020	124,048
Synaptics, Inc.(a)	1,180	41,394

		712,563

CONSTRUCTION & ENGINEERING (1.2%)
AECOM Technology Corp.(a)	8,210	209,930
Aegion Corp.(a)	1,620	38,102
EMCOR Group, Inc.	4,350	158,036
Granite Construction, Inc.	2,570	93,445
ITT Corp.	3,670	94,246
KBR, Inc.	6,770	211,359
Orion Marine Group, Inc.(a)	2,460	19,188
Shaw Group, Inc.(a)	3,990	188,807
URS Corp.	6,990	289,945

		1,303,058

CONSTRUCTION MATERIALS (0.3%)
Headwaters, Inc.(a)	7,270	68,047
Martin Marietta Materials, Inc.	1,290	127,362
Texas Industries, Inc.(a)	1,390	79,008

		274,417

CONSUMER FINANCE (0.3%)
Cash America International, Inc.	2,740	131,273
First Cash Financial Services, Inc.(a)	2,320	123,679
World Acceptance Corp.(a)	410	31,796

		286,748

CONTAINERS & PACKAGING (0.8%)
AptarGroup, Inc.	2,250	115,943
Greif, Inc., Class A	2,510	117,920
Myers Industries, Inc.	1,500	22,170
Packaging Corp. of America	4,370	167,939
Rock-Tenn Co., Class A	3,310	261,324
Silgan Holdings, Inc.	1,910	81,939
Sonoco Products Co.	3,960	122,720

		889,955

DISTRIBUTORS (0.5%)
MWI Veterinary Supply, Inc.(a)	1,550	174,081
VOXX International Corp.(a)	28,120	271,639

		445,720

DIVERSIFIED CONSUMER SERVICES (1.1%)
American Public Education, Inc.(a)	1,640	63,189
Capella Education Co.(a)	550	15,026
Career Education Corp.(a)	22,000	76,120
Corinthian Colleges, Inc.(a)	75,350	185,361
DeVry, Inc.	3,840	96,653
Hillenbrand, Inc.	3,110	76,973
Interval Leisure Group, Inc.	1,910	37,818
ITT Educational Services, Inc.(a)	4,525	76,201
Lincoln Educational Services Corp.	17,570	97,338
Matthews International Corp., Class A	1,240	40,622
Nutri/System, Inc.	1,330	12,010
Regis Corp.	5,700	101,175
Service Corp. International	11,460	171,098
Sotheby's	2,420	86,926
Strayer Education, Inc.	422	24,012
Universal Technical Institute, Inc.	1,230	13,899

		1,174,421

DIVERSIFIED FINANCIAL SERVICES (1.7%)
Affiliated Managers Group, Inc.(a)	2,070	297,935
Calamos Asset Management, Inc., Class A	6,410	66,792
Cardtronics, Inc.(a)	1,750	45,308
CBOE Holdings, Inc.	2,900	98,252
CoreLogic, Inc.(a)	8,130	213,331
Encore Capital Group, Inc.(a)	3,610	108,625
EZCORP, Inc., Class A(a)	3,950	87,690
Greenhill & Co., Inc.	880	51,832
Interactive Brokers Group, Inc., Class A	4,070	58,201
MarketAxess Holdings, Inc.	2,940	111,161
MSCI, Inc., Class A(a)	4,500	151,830
National Financial Partners Corp.(a)	2,130	37,509
Portfolio Recovery Associates, Inc.(a)	1,430	152,939
Provident Financial Services, Inc.	3,540	52,498
Stifel Financial Corp.(a)	2,915	107,418
Viewpoint Financial Group	7,280	153,972

		1,795,293

DIVERSIFIED TELECOMMUNICATION SERVICES (0.5%)
Atlantic Tele-Network, Inc.	290	12,551
Cincinnati Bell, Inc.(a)	11,010	52,298
General Communication, Inc., Class A(a)	1,510	12,850
Lumos Networks Corp.	630	6,117
NeuStar, Inc., Class A(a)	4,370	197,262
tw Telecom, Inc.(a)	7,400	204,462

		485,540

ELECTRIC UTILITIES (1.0%)
ALLETE, Inc.	1,220	56,291
Cleco Corp.	2,300	98,325
El Paso Electric Co.	1,610	54,241
Great Plains Energy, Inc.	8,351	178,711
Hawaiian Electric Industries, Inc.	4,040	108,959
IDACORP, Inc.	1,830	84,930
NorthWestern Corp.	1,610	59,554
NV Energy, Inc.	10,850	205,391
UIL Holdings Corp.	1,900	70,699
UniSource Energy Corp.	1,530	69,294
Westar Energy, Inc.	4,990	150,049

		1,136,444

ELECTRICAL EQUIPMENT (1.4%)
A.O. Smith Corp.	1,285	89,025
Acuity Brands, Inc.	1,400	96,320
AMETEK, Inc.	9,862	404,244
AZZ, Inc.	2,790	119,384
Encore Wire Corp.	720	23,486
EnerSys(a)	1,730	70,809
Franklin Electric Co., Inc.	1,090	72,507
General Cable Corp.(a)	6,240	209,789
Hubbell, Inc., Class B	1,600	145,680
Powell Industries, Inc.(a)	940	42,535

See notes to Schedule of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2013 (Unaudited)

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value

REGAL-BELOIT Corp.	1,450	$107,532
Rofin-Sinar Technologies, Inc.(a)	1,040	26,655
Vicor Corp.(a)	1,540	8,285
Woodward, Inc.	2,140	82,197

		1,498,448

ELECTRONIC EQUIPMENT & INSTRUMENTS (4.2%)
Agilysys, Inc.(a)	740	6,297
Anixter International, Inc.	2,030	136,578
Arrow Electronics, Inc.(a)	7,490	287,765
Avnet, Inc.(a)	9,650	341,223
Badger Meter, Inc.	440	21,776
Benchmark Electronics, Inc.(a)	10,410	182,800
Checkpoint Systems, Inc.(a)	2,310	27,859
Cognex Corp.	4,820	191,161
Coherent, Inc.	770	42,666
CTS Corp.	7,110	70,745
Daktronics, Inc.	1,550	18,383
DTS, Inc.(a)	850	16,235
Electro Scientific Industries, Inc.	1,040	11,232
ESCO Technologies, Inc.	950	39,112
FARO Technologies, Inc.(a)	600	19,926
II-VI, Inc.(a)	2,520	42,890
Ingram Micro, Inc.(a)	16,270	295,788
Insight Enterprises, Inc.(a)	9,200	180,320
Itron, Inc.(a)	2,630	122,006
Littelfuse, Inc.	1,950	124,820
Measurement Specialties, Inc.(a)	4,220	148,966
Mercury Computer Systems, Inc.(a)	7,490	55,052
Methode Electronics, Inc.	6,300	60,606
Mettler-Toledo International, Inc.(a)	995	211,467
MTS Systems Corp.	510	28,994
National Instruments Corp.	3,305	93,862
Newport Corp.(a)	5,050	72,821
Park Electrochemical Corp.	700	18,298
Plexus Corp.(a)	5,200	132,704
RadiSys Corp.(a)	18,810	73,359
Rogers Corp.(a)	560	26,242
Rovi Corp.(a)	4,023	69,558
ScanSource, Inc.(a)	4,990	145,009
SYNNEX Corp.(a)	5,370	193,052
Tech Data Corp.(a)	4,710	239,785
Trimble Navigation, Ltd.(a)	5,430	339,374
TTM Technologies, Inc.(a)	3,280	26,142
Vishay Intertechnology, Inc.(a)	13,580	149,244

		4,264,117

ENERGY EQUIPMENT & SERVICES (2.2%)
Atwood Oceanics, Inc.(a)	2,020	106,595
Basic Energy Services, Inc.(a)	12,170	157,358
Bristow Group, Inc.	1,260	71,795
CARBO Ceramics, Inc.	670	53,674
Dril-Quip, Inc.(a)	1,100	89,199
Exterran Holdings, Inc.(a)	2,430	56,473
Geospace Technologies Corp.(a)	2,820	254,251
Gulf Island Fabrication, Inc.	1,600	37,152
Helix Energy Solutions Group, Inc.(a)	5,260	124,767
ION Geophysical Corp.(a)	5,630	38,284
Lufkin Industries, Inc.	1,160	67,176
Matrix Service Co.(a)	8,150	116,382
Oceaneering International, Inc.	3,720	235,141
Patterson-UTI Energy, Inc.	5,850	118,989
Pioneer Energy Services Corp.(a)	15,630	118,475
SEACOR Holdings, Inc.	950	86,422
Superior Energy Services, Inc.(a)	11,000	274,670
TETRA Technologies, Inc.(a)	7,330	62,305
Tidewater, Inc.	2,750	135,218
Unit Corp.(a)	2,130	102,517

		2,306,843

FOOD & STAPLES RETAILING (0.6%)
Casey's General Stores, Inc.	2,630	143,940
Harris Teeter Supermarkets, Inc.	3,290	136,502
Nash Finch Co.	3,840	79,757
Spartan Stores, Inc.	9,710	157,690
SuperValu, Inc.	5,290	20,684
United Natural Foods, Inc.(a)	1,790	96,624

		635,197

FOOD PRODUCTS (1.7%)
B&G Foods, Inc.	1,820	57,694
Calavo Growers, Inc.	610	15,195
Cal-Maine Foods, Inc.	570	23,758
Diamond Foods, Inc.(a)	930	13,280
Flowers Foods, Inc.	4,342	116,713
Green Mountain Coffee Roasters, Inc.(a)	4,280	194,868
Hain Celestial Group, Inc.(a)	2,890	164,701
Hillshire Brands Co. (The)	4,280	132,594
Ingredion, Inc.	4,310	284,762
J & J Snack Foods Corp.	400	27,260
Lancaster Colony Corp.	490	35,015
Post Holdings, Inc.(a)	2,535	96,305
Sanderson Farms, Inc.	730	36,850
Seneca Foods Corp., Class A(a)	4,710	141,347
Smithfield Foods, Inc.(a)	10,660	248,485
Snyders-Lance, Inc.	1,860	47,300
Tootsie Roll Industries, Inc.	1,101	29,837
TreeHouse Foods, Inc.(a)	1,300	68,809

		1,734,773

GAS UTILITIES (1.1%)
Atmos Energy Corp.	4,340	162,142
Energen Corp.	2,530	121,794
National Fuel Gas Co.	2,860	155,584
New Jersey Resources Corp.	1,470	61,784
Northwest Natural Gas Co.	830	37,699
Piedmont Natural Gas Co., Inc.	2,840	90,198
Questar Corp.	7,280	169,114
South Jersey Industries, Inc.	830	45,052
Southwest Gas Corp.	1,640	73,046
The Laclede Group, Inc.	720	28,742
UGI Corp.	5,490	193,469
WGL Holdings, Inc.	1,810	75,893

		1,214,517

HEALTH CARE EQUIPMENT & SUPPLIES (2.5%)
Abaxis, Inc.	2,190	84,797
ABIOMED, Inc.(a)	1,250	17,438
Align Technology, Inc.(a)	2,690	84,358
Allscripts Healthcare Solutions, Inc.(a)	7,246	80,286
Analogic Corp.	1,460	111,237
Bio-Rad Laboratories, Inc., Class A(a)	530	60,309
Cantel Medical Corp.	3,285	103,182
CONMED Corp.	1,470	43,174
Cyberonics, Inc.(a)	2,440	105,798

See notes to Schedule of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2013 (Unaudited)

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value

Greatbatch, Inc.(a)	4,070	$108,018
Haemonetics Corp.(a)	2,270	95,204
Hanger Orthopedic Group, Inc.(a)	3,690	106,014
Hill-Rom Holdings, Inc.	2,390	79,300
Hologic, Inc.(a)	10,100	240,784
ICU Medical, Inc.(a)	1,280	77,376
IDEXX Laboratories, Inc.(a)	1,800	171,378
Integra LifeSciences Holdings Corp.(a)	810	34,142
Invacare Corp.	9,120	143,458
Masimo Corp.	2,400	48,720
Meridian Bioscience, Inc.	1,840	38,548
Merit Medical Systems, Inc.(a)	1,625	22,539
Natus Medical, Inc.(a)	2,120	26,118
NuVasive, Inc.(a)	1,840	31,703
OSI Systems, Inc.(a)	630	34,310
Palomar Medical Technologies, Inc.(a)	890	8,695
ResMed, Inc.	7,210	315,797
STERIS Corp.	2,390	90,175
SurModics, Inc.(a)	670	16,154
Symmetry Medical, Inc.(a)	2,720	29,131
Thoratec Corp.(a)	3,440	125,663
West Pharmaceutical Services, Inc.	1,230	72,828

		2,606,634

HEALTH CARE PROVIDERS & SERVICES (3.1%)
Air Methods Corp.	2,850	124,602
Almost Family, Inc.	5,590	111,912
Amedisys, Inc.(a)	16,769	186,471
AMN Healthcare Services, Inc.(a)	2,470	30,011
AmSurg Corp.(a)	1,910	59,611
Bio-Reference Laboratories, Inc.(a)	5,180	143,849
Centene Corp.(a)	3,180	137,249
Chemed Corp.	700	52,885
CorVel Corp.(a)	390	17,862
Cross Country Healthcare, Inc.(a)	16,120	91,078
CryoLife, Inc.	830	5,329
Gentiva Health Services, Inc.(a)	11,690	115,848
Health Net, Inc.(a)	7,450	202,640
Healthways, Inc.(a)	2,230	23,460
Henry Schein, Inc.(a)	3,220	278,014
IPC The Hospitalist Co.(a)	760	32,406
Kindred Healthcare, Inc.(a)	14,322	154,391
Landauer, Inc.	810	51,022
LHC Group, Inc.(a)	3,870	82,663
Magellan Health Services, Inc.(a)	2,480	127,224
Medifast, Inc.(a)	4,630	113,574
Molina Heathcare, Inc.(a)	3,185	91,441
Omnicare, Inc.	5,750	223,962
Owens & Minor, Inc.	6,205	189,935
PharMerica Corp.(a)	10,310	149,289
PSS World Medical, Inc.(a)	2,400	69,432
The Ensign Group, Inc.	2,140	61,118
VCA Antech, Inc.(a)	4,200	90,720
WellCare Group, Inc.(a)	3,760	190,670

		3,208,668

HEALTH CARE TECHNOLOGY (0.1%)
Computer Programs & Systems, Inc.	360	18,940
Healthstream, Inc.(a)	3,140	77,809
Medidata Solutions, Inc.(a)	820	38,368
Omnicell, Inc.(a)	1,350	21,330

		156,447

HOTELS, RESTAURANTS & LEISURE (1.3%)
Biglari Holdings, Inc.(a)	103	37,995
Bob Evans Farms, Inc.	2,900	128,383
Brinker International, Inc.	2,610	85,451
CEC Entertainment, Inc.	790	26,038
Cracker Barrel Old Country Store, Inc.	810	52,504
DineEquity, Inc.(a)	530	38,828
International Speedway Corp., Class A	1,360	37,278
Jack in the Box, Inc.(a)	1,980	57,479
Life Time Fitness, Inc.(a)	1,550	78,632
Marcus Corp.	4,980	66,234
Marriott Vacations Worldwide Corp.(a)	1,100	48,818
Panera Bread Co., Class A(a)	900	143,828
Papa John's International, Inc.(a)	1,400	78,540
Red Robin Gourmet Burgers, Inc.(a)	1,740	64,328
Ruby Tuesday, Inc.(a)	16,710	125,826
Ruth's Hospitality Group, Inc.(a)	2,860	22,194
Sonic Corp.(a)	3,140	35,042
Texas Roadhouse, Inc., Class A	3,150	55,409
The Cheesecake Factory, Inc.	2,060	68,310
The Wendy's Co.	23,700	121,818

		1,372,935

HOUSEHOLD DURABLES (2.1%)
American Greetings Corp., Class A	7,640	122,240
Ethan Allen Interiors, Inc.	2,610	75,455
Fortune Brands Home & Security, Inc.(a)	7,870	257,664
iRobot Corp.(a)	3,520	80,538
Jarden Corp.(a)	4,390	258,308
KB HOME	3,210	61,215
La-Z-Boy, Inc.	2,410	37,692
M.D.C. Holdings, Inc.	3,020	118,746
M/I Homes, Inc.(a)	3,200	87,168
Meritage Homes Corp.(a)	1,960	86,710
Mohawk Industries, Inc.(a)	1,940	197,220
National Presto Industries, Inc.	10	734
NVR, Inc.(a)	148	152,390
Ryland Group, Inc.	1,710	67,921
Standard Pacific Corp.(a)	6,870	57,021
Tempur-Pedic International, Inc.(a)	2,100	81,816
Toll Brothers, Inc.(a)	6,780	253,911
Tupperware Corp.	1,880	143,256
Universal Electronics, Inc.(a)	4,360	83,276

		2,223,281

HOUSEHOLD PRODUCTS (0.6%)
Central Garden & Pet Co., Class A(a)	11,650	112,073
Church & Dwight Co., Inc.	4,980	287,794
Energizer Holdings, Inc.	2,120	184,461
Inter Parfums, Inc.	2,670	57,966
WD-40 Co.	490	26,176

		668,470

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
Black Hills Corp.	1,620	65,367

INDUSTRIAL CONGLOMERATES (0.5%)
Carlisle Cos., Inc.	2,160	138,564
Koppers Holdings, Inc.	730	29,609

See notes to Schedule of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2013 (Unaudited)

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value

LSB Industries, Inc.(a)	660	$27,324
Standex International Corp.	3,410	193,177
Teleflex, Inc.	1,420	106,500
Tredegar Industries, Inc.	1,010	23,038

		518,212

INSURANCE (4.7%)
Alleghany Corp.(a)	520	187,507
American Financial Group, Inc.	5,460	232,378
Amerisafe, Inc.(a)	800	22,912
Arthur J. Gallagher & Co.	4,360	161,102
Aspen Insurance Holdings, Ltd.	6,060	206,707
Brown & Brown, Inc.	4,560	124,670
eHealth, Inc.(a)	3,510	85,539
Employers Holdings, Inc.	1,460	31,113
Everest Re Group, Ltd.	2,300	266,362
Fidelity National Financial, Inc., Class A	8,140	204,314
First American Financial Corp.	10,190	243,439
HCC Insurance Holdings, Inc.	4,960	191,853
Horace Mann Educators Corp.	7,260	157,832
Infinity Property & Casualty Corp.	1,640	97,531
Kemper Corp.	5,070	168,882
Meadowbrook Insurance Group, Inc.	22,400	140,448
Mercury General Corp.	2,320	91,872
Old Republic International Corp.	18,420	209,988
ProAssurance Corp.	2,230	100,439
Protective Life Corp.	7,410	234,452
Reinsurance Group of America	5,430	311,627
RLI Corp.	400	27,604
Safety Insurance Group, Inc.	1,280	61,453
Selective Insurance Group, Inc.	6,600	135,366
StanCorp Financial Group, Inc.	5,140	199,895
Stewart Information Services Corp.	5,650	150,064
The Hanover Insurance Group, Inc.	5,750	238,970
The Navigators Group, Inc.(a)	1,450	78,634
Tower Group, Inc.	9,480	182,964
United Fire Group, Inc.	5,850	135,662
W.R. Berkley Corp.	5,220	214,907

		4,896,486

INTERNET & CATALOG RETAIL (0.2%)
HSN, Inc.	2,070	123,372
XO Group, Inc.(a)	14,630	140,741

		264,113

INTERNET SOFTWARE & SERVICES (3.0%)
AOL, Inc.	3,000	91,950
Blucora, Inc.(a)	16,260	241,624
Blue Nile, Inc.(a)	440	14,736
Bottomline Technologies, Inc.(a)	1,390	40,421
comScore, Inc.(a)	1,880	27,692
Concur Technologies, Inc.(a)	2,340	156,546
DealerTrack Holdings, Inc.(a)	5,810	183,480
Dice Holdings, Inc.(a)	16,990	159,876
Digital River, Inc.(a)	4,610	66,937
Equinix, Inc.(a)	2,189	471,575
j2 Global, Inc.	1,650	52,503
Liquidity Services, Inc.(a)	3,350	106,765
LivePerson, Inc.(a)	5,410	72,332
Microstrategy, Inc., Class A(a)	250	25,068
Nic, Inc.	4,470	72,861
OpenTable, Inc.(a)	3,220	169,662
Perficient, Inc.(a)	14,320	171,267
PetMed Express, Inc.	1,210	15,778
QuinStreet, Inc.(a)	10,260	57,866
Rackspace Hosting, Inc.(a)	5,560	418,945
Stamps.com, Inc.(a)	2,430	65,586
TIBCO Software, Inc.(a)	5,690	133,374
United Online, Inc.	15,500	102,920
ValueClick, Inc.(a)	7,440	152,297
Websense, Inc.(a)	5,530	80,904

		3,152,965

IT SERVICES (2.2%)
Acxiom Corp.(a)	3,320	58,864
Alliance Data Systems Corp.(a)	2,320	365,632
Broadridge Financial Solutions, Inc.	5,090	119,971
CACI International, Inc., Class A(a)	2,920	156,600
Ciber, Inc.(a)	47,600	160,888
Convergys Corp.	5,890	100,248
CSG Systems International, Inc.(a)	1,780	33,517
DST Systems, Inc.	1,060	70,956
Exlservice Holdings, Inc.(a)	3,180	94,319
Gartner, Inc.(a)	3,300	169,983
iGATE Corp.(a)	3,540	61,879
LogMeIn, Inc.(a)	870	19,749
ManTech International Corp., Class A	6,940	171,210
MAXIMUS, Inc.	2,300	157,711
Sourcefire, Inc.(a)	3,380	143,988
Sykes Enterprises, Inc.(a)	5,210	83,881
Synchronoss Technologies, Inc.(a)	1,090	25,953
VeriFone Systems, Inc.(a)	3,800	131,936
Virtusa Corp.(a)	900	18,639
Wex, Inc.(a)	2,410	189,450

		2,335,374

LEISURE EQUIPMENT & PRODUCTS (1.1%)
Arctic Cat, Inc.(a)	3,980	143,837
Brunswick Corp.	4,540	164,166
Callaway Golf Co.	4,870	31,947
JAKKS Pacific, Inc.	6,380	83,323
MarineMax, Inc.(a)	11,680	136,422
Polaris Industries, Inc.	3,240	282,173
Pool Corp.	2,720	124,630
Sturm Ruger & Co., Inc.	2,770	140,633

		1,107,131

LIFE SCIENCES TOOLS AND SERVICES (0.7%)
Affymetrix, Inc.(a)	7,770	29,448
Cambrex Corp.(a)	6,520	76,610
Charles River Laboratories International, Inc.(a)	2,840	117,349
Covance, Inc.(a)	1,980	132,086
Enzo Biochem, Inc.(a)	5,490	15,866
Luminex Corp.(a)	7,870	144,651
PAREXEL International Corp.(a)	4,480	151,648
Techne Corp.	1,180	84,582

		752,240

MACHINERY (4.4%)
3D Systems Corp.(a)	6,600	381,809
Actuant Corp., Class A	2,720	80,186
AGCO Corp.(a)	5,060	268,180
Albany International Corp., Class A	1,150	28,819
Applied Industrial Technologies, Inc.	1,450	63,742
Astec Industries, Inc.	2,150	75,938

See notes to Schedule of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2013 (Unaudited)

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value

Barnes Group, Inc.	2,090	$49,951
Briggs & Stratton Corp.	3,620	85,903
CIRCOR International, Inc.	590	24,485
CLARCOR, Inc.	1,730	87,296
Crane Co.	1,700	85,476
Donaldson Co., Inc.	4,830	181,656
EnPro Industries, Inc.(a)	750	33,360
Federal Signal Corp.(a)	3,840	30,874
Gardner Denver, Inc.	1,670	117,518
Graco, Inc.	2,880	164,736
Harsco Corp.	3,190	81,313
IDEX Corp.	2,940	146,677
Intevac, Inc.(a)	3,950	16,630
John Bean Technologies Corp.	1,435	26,820
Kaydon Corp.	1,260	31,248
Kennametal, Inc.	2,820	115,648
Lincoln Electric Holdings, Inc.	4,220	227,585
Lindsay Manufacturing Co.	1,430	133,047
Lydall, Inc.(a)	7,930	121,170
Mueller Industries, Inc.	970	51,759
Nordson Corp.	3,140	212,327
Oshkosh Truck Corp.(a)	6,690	262,114
Robbins & Myers, Inc.	1,480	86,254
SPX Corp.	2,190	163,440
Tennant Co.	600	27,624
Terex Corp.(a)	8,930	289,152
The Timken Co.	4,220	226,234
Toro Co.	4,250	187,128
Trinity Industries, Inc.	4,640	184,208
Valmont Industries, Inc.	1,340	195,265
Watts Water Technologies, Inc.	1,010	46,561

		4,592,133

MARINE (0.3%)
Huntington Ingalls Industries, Inc.	4,010	177,643
Kirby Corp.(a)	1,940	137,061
Matson, Inc.	1,500	41,115

		355,819

MEDIA (1.0%)
Cinemark Holdings, Inc.	6,830	192,195
Digital Generation, Inc.(a)	1,450	14,515
DreamWorks Animation SKG, Inc., Class A(a)	3,070	53,449
Harte-Hanks, Inc.	3,600	29,484
Lamar Advertising Co., Class A(a)	3,190	136,022
Live Nation, Inc.(a)	13,332	136,786
Meredith Corp.	1,410	51,127
Scholastic Corp.	4,760	141,181
The E.W. Scripps Co., Class A(a)	6,830	75,062
The New York Times Co., Class A(a)	5,930	52,540
Valassis Communications, Inc.	3,470	97,368
Wiley John And Sons, Class A	1,760	67,408

		1,047,137

METALS & MINING (2.3%)
A.M. Castle & Co.(a)	8,080	136,148
AK Steel Holding Corp.	7,750	31,000
AMCOL International Corp.	880	25,986
Carpenter Technology Corp.	1,520	79,542
Century Aluminum Co.(a)	8,340	71,807
Commercial Metals Co.	13,510	224,941
Compass Minerals International, Inc.	1,070	77,094
Gibraltar Industries, Inc.(a)	5,570	96,751
Globe Specialty Metals, Inc.	4,310	65,340
Haynes International, Inc.	390	19,937
Kaiser Aluminum Corp.	1,180	73,349
Materion Corp.	6,010	161,669
Olympic Steel, Inc.	8,760	184,048
Reliance Steel & Aluminum Co.	3,950	255,643
Royal Gold, Inc.	2,720	203,102
RTI International Metals, Inc.(a)	1,110	31,524
Steel Dynamics, Inc.	14,380	218,720
Stillwater Mining Co.(a)	4,020	54,109
SunCoke Energy, Inc.(a)	8,700	144,246
Worthington Industries, Inc.	7,750	212,970

		2,367,926

MULTILINE RETAIL (0.6%)
Fred's, Inc.	9,740	128,763
Saks, Inc.(a)	10,390	112,316
The Andersons, Inc.	3,330	157,010
Tuesday Morning Corp.(a)	27,970	234,948

		633,037

MULTI-UTILITIES (0.8%)
Alliant Energy Corp.	4,100	187,944
Avista Corp.	2,880	74,477
CH Energy Group, Inc.	360	23,400
MDU Resources Group, Inc.	7,640	178,165
OGE Energy Corp.	3,410	200,201
PNM Resources, Inc.	3,530	75,401
Vectren Corp.	3,470	109,513

		849,101

OFFICE ELECTRONICS (0.1%)
Zebra Technologies Corp., Class A(a)	1,790	77,471

OIL, GAS & CONSUMABLE FUELS (2.7%)
Alpha Natural Resources, Inc.(a)	15,060	133,432
Approach Resources, Inc.(a)	1,220	32,440
Arch Coal, Inc.	16,190	115,273
Bill Barrett Corp.(a)	4,210	67,234
Carrizo Oil & Gas, Inc.(a)	1,390	29,857
Cimarex Energy Co.	2,950	188,387
Cloud Peak Energy, Inc.(a)	4,760	83,348
Comstock Resources, Inc.(a)	2,010	29,326
Contango Oil & Gas Co.	410	17,601
Dresser-Rand Group, Inc.(a)	2,630	160,562
Forest Oil Corp.(a)	4,290	29,858
Gulfport Energy Corp.(a)	3,860	159,302
HollyFrontier Corp.	10,598	553,427
Hornbeck Offshore Services, Inc.(a)	1,160	42,700
Northern Oil & Gas, Inc.(a)	8,320	137,613
Oil States International, Inc.(a)	1,780	138,092
PDC Energy, Inc.(a)	1,060	39,252
Penn Virginia Corp.	1,910	8,194
PetroQuest Energy, Inc.(a)	3,140	16,140
Plains Exploration & Production Co.(a)	4,540	216,784
Quicksilver Resources, Inc.(a)	7,580	20,769
Rosetta Resources, Inc.(a)	1,810	95,966
SM Energy Co.	2,240	130,278
Stone Energy Corp.(a)	3,630	81,675
Swift Energy Co.(a)	5,910	89,064
World Fuel Services Corp.	4,950	213,395
		2,829,969

See notes to Schedule of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2013 (Unaudited)

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value

PAPER & FOREST PRODUCTS (0.7%)
Buckeye Technologies, Inc.	1,440	$41,400
Clearwater Paper Corp.(a)	1,800	81,558
Deltic Timber Corp.	1,350	97,956
Domtar Corp.	2,200	183,105
KapStone Paper & Packaging Corp.	1,720	41,280
Louisiana-Pacific Corp.(a)	8,660	168,264
Neenah Paper, Inc.	540	16,708
P. H. Glatfelter & Co.	4,950	91,971
Wausau-Mosinee Paper Corp.	3,140	30,364

		752,606

PERSONAL PRODUCTS (0.3%)
Blyth, Inc.	5,524	77,391
Helen of Troy, Ltd.(a)	1,210	43,802
Prestige Brands Holdings, Inc.(a)	8,600	184,470

		305,663

PHARMACEUTICALS (0.9%)
Akorn, Inc.(a)	11,450	149,881
Cubist Pharmaceuticals, Inc.(a)	2,400	103,296
Endo Pharmaceuticals Holdings, Inc.(a)	4,430	140,254
Hi Tech Pharmacal Co., Inc.	430	15,738
Questcor Pharmaceuticals, Inc.	3,320	84,594
Salix Pharmaceutical, Ltd.(a)	3,000	143,700
The Medicines Co.(a)	6,180	184,657
ViroPharma, Inc.(a)	5,780	154,095

		976,215

PROFESSIONAL SERVICES (0.2%)
Insperity, Inc.	2,040	68,605
Nolan Co.(a)	11,260	39,523
Towers Watson & Co., Class A	2,000	122,160

		230,288

RADIO BROADCASTING (0.0%)
Arbitron, Inc.	990	46,431

REAL ESTATE INVESTMENT TRUST (5.8%)
Acadia Realty Trust	2,257	58,998
Alexandria Real Estate Equities, Inc.	2,100	152,250
American Campus Communities, Inc.	3,750	174,638
BioMed Realty Trust, Inc.	5,700	115,995
BRE Properties, Inc.	2,780	141,446
Camden Property Trust	2,910	201,924
Cedar Shopping Centers, Inc.	5,940	32,729
Colonial Properties Trust	3,380	74,056
Corporate Office Properties Trust	3,390	89,699
Cousins Properties, Inc.	5,215	46,414
DiamondRock Hospitality Co.	7,410	67,579
Duke Realty Corp.	10,230	157,644
Eastgroup Properties, Inc.	1,050	58,842
EPR Properties	1,690	79,193
Equity One, Inc.	1,850	41,829
Essex Property Trust, Inc.	1,050	161,469
Extra Space Storage, Inc.	4,390	174,898
Federal Realty Investment Trust	1,840	194,764
Franklin Street Properties Corp.	3,250	42,250
Getty Realty Corp.	810	15,293
Government Properties Income Trust	770	19,135
Healthcare Realty Trust, Inc.	2,800	71,344
Highwood Properties, Inc.	2,760	99,360
Home Properties, Inc.	1,850	113,720
Hospitality Properties Trust	5,000	126,100
Inland Real Estate Corp.	4,470	40,588
Kilroy Realty Corp.	2,430	121,257
Kite Realty Group Trust	6,380	38,599
LaSalle Hotel Properties	3,250	88,725
Lexington Corp. Properties Trust	6,935	76,285
Liberty Property Trust	4,450	174,307
LTC Properties, Inc.	1,020	37,985
Macerich Co.	4,755	283,968
Mack-Cali Realty Corp.	3,380	91,835
Medical Properties Trust, Inc.	6,080	81,776
Mid-America Apartment Communities, Inc.	1,460	95,440
National Retail Properties, Inc.	3,860	123,597
OMEGA Healthcare Investors, Inc.	3,890	99,428
Parkway Properties, Inc.	1,990	31,522
Pennsylvania Real Estate Investment Trust	2,200	40,568
Post Properties, Inc.	1,940	94,109
Potlatch Corp.	1,430	62,048
PS Business Parks, Inc.	530	37,821
Rayonier, Inc.	4,340	233,665
Realty Income Corp.	4,990	217,962
Regency Centers Corp.	3,250	161,948
Sabra Healthcare REIT, Inc.	9,250	232,083
Saul Centers, Inc.	480	20,520
Senior Housing Properties Trust	6,050	145,745
SL Green Realty Corp.	3,020	242,747
Sovran Self Storage, Inc.	1,060	69,154
Tanger Factory Outlet Center	3,240	114,761
Taubman Centers, Inc.	2,030	165,445
UDR, Inc.	8,321	198,788
Universal Health Realty Income Trust	1,340	73,874
Urstadt Biddle Properties, Inc., Class A	1,190	24,086
Weingarten Realty Investors	4,610	132,952

		6,165,157

REAL ESTATE MANAGEMENT AND DEVELOPMENT (0.2%)
Alexander & Baldwin, Inc.(a)	1,500	50,400
Forestar Group, Inc.(a)	1,500	28,545
Jones Lang LaSalle, Inc.	2,020	186,123

		265,068

ROAD & RAIL (1.7%)
Arkansas Best Corp.	17,220	181,154
Atmel Corp.(a)	20,230	135,541
Con-way, Inc.	5,470	171,649
Genesee & Wyoming, Inc.(a)	1,350	114,183
Heartland Express, Inc.	2,863	39,595
J.B. Hunt Transport Services, Inc.	4,160	279,843
Kansas City Southern	3,700	344,508
Knight Transportation, Inc.	2,960	47,212
Landstar System, Inc.	1,570	89,553
Old Dominion Freight Line, Inc.(a)	4,710	175,589
Wabtec Corp.	2,020	189,112
Werner Enterprises, Inc.	1,870	44,169

		1,812,108

See notes to Schedule of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2013 (Unaudited)

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOREQUIPMENT (3.7%)
Advanced Energy Industries, Inc.(a)	8,910	$136,769
ATMI, Inc.(a)	1,250	25,513
Brooks Automation, Inc.	11,470	107,359
Cabot Microelectronics Corp.	780	28,829
CEVA, Inc.(a)	970	14,725
Cirrus Logic, Inc.(a)	10,220	288,510
Cohu, Inc.	4,780	50,094
Cree, Inc.(a)	5,330	229,990
Cymer, Inc.(a)	2,660	273,899
Cypress Semiconductor Corp.	5,810	59,669
Diodes, Inc.(a)	1,560	29,671
DSP Group, Inc.(a)	3,390	22,238
Entropic Communications, Inc.(a)	21,560	112,974
Exar Corp.(a)	3,130	32,834
Fairchild Semiconductor International, Inc.(a)	5,740	84,780
FEI Co.	2,490	151,790
GT Advanced Technologies, Inc.(a)	27,020	85,383
Hittite Microwave Corp.(a)	760	46,649
Integrated Device Technology, Inc.(a)	6,170	44,609
International Rectifier Corp.(a)	2,760	53,792
Intersil Corp., Class A	7,590	65,654
Kopin Corp.(a)	6,100	21,106
Kulicke & Soffa Industries, Inc.(a)	15,140	171,385
MEMC Electronic Materials, Inc.(a)	11,760	48,922
Micrel, Inc.	2,500	26,025
Microsemi Corp.(a)	5,500	115,060
MKS Instruments, Inc.	1,880	52,264
Monolithic Power Systems, Inc.	4,110	95,763
Nanometrics, Inc.(a)	3,620	56,508
Pericom Semiconductor Corp.(a)	5,790	40,935
Power Integrations, Inc.	920	34,408
QLogic Corp.(a)	5,330	61,562
RF Micro Devices, Inc.(a)	12,820	64,100
Rubicon Technology, Inc.(a)	6,150	41,328
Rudolph Technologies, Inc.(a)	11,060	149,199
Semtech Corp.(a)	8,200	247,311
Sigma Designs, Inc.(a)	3,240	17,302
Silicon Laboratories, Inc.(a)	1,280	55,859
Skyworks Solutions, Inc.(a)	10,790	258,312
Supertex, Inc.	390	7,457
Tessera Technologies, Inc.	1,970	34,574
TriQuint Semiconductor, Inc.(a)	8,240	43,260
Ultratech, Inc.(a)	5,400	219,942
Veeco Instruments, Inc.(a)	3,250	102,213
Volterra Semiconductor Corp.(a)	1,350	22,194

		3,932,720

SOFTWARE (2.6%)
ACI Worldwide, Inc.(a)	2,540	120,752
Advent Software, Inc.(a)	1,380	34,017
ANSYS, Inc.(a)	3,129	230,295
Blackbaud, Inc.	1,850	46,102
Cadence Design Systems, Inc.(a)	11,490	160,056
CommVault Systems, Inc.(a)	2,540	194,895
Compuware Corp.(a)	6,720	78,086
Ebix, Inc.	1,470	24,020
EPIQ Systems, Inc.	1,915	23,631
FactSet Research Systems, Inc.	1,270	117,500
Fair Isaac Corp.	1,260	56,788
Informatica Corp.(a)	3,840	142,118
Interactive Intelligence Group, Inc.(a)	2,510	100,952
Jack Henry & Associates, Inc.	3,280	136,054
Manhattan Associates, Inc.(a)	1,720	117,837
Mentor Graphics Corp.(a)	7,740	132,586
MICROS Systems, Inc.(a)	2,790	128,424
Monotype Imaging Holdings, Inc.	1,050	18,984
NetScout Systems, Inc.(a)	2,840	73,925
Progress Software Corp.(a)	2,530	59,379
PTC, Inc.(a)	4,540	105,237
Quality Systems, Inc.	1,870	34,109
Solarwinds, Inc.(a)	3,300	179,586
Solera Holdings, Inc.	2,410	132,092
Synopsys, Inc.(a)	5,530	184,924
Tyler Technologies, Inc.(a)	2,120	114,586
Vasco Data Security International, Inc.(a)	6,960	56,376

		2,803,311

SPECIALTY RETAIL (4.5%)
Aaron's, Inc.	2,610	77,387
Advance Auto Parts, Inc.	2,530	186,006
Aeropostale, Inc.(a)	5,140	69,544
American Eagle Outfitters, Inc.	8,810	178,050
Ann, Inc.(a)	3,820	117,809
Ascena Retail Group, Inc.(a)	10,806	183,162
Barnes & Noble, Inc.(a)	6,480	86,443
Big 5 Sporting Goods Corp.	5,730	79,475
Cabela's, Inc.(a)	2,680	138,342
Cato Corp.	1,130	31,154
Chico's FAS, Inc.	17,490	313,595
Children's Place Retail Stores, Inc.(a)	820	40,869
Christopher & Banks Corp.(a)	2,020	12,524
Coldwater Creek, Inc.(a)	1,352	5,124
Dick's Sporting Goods, Inc.	4,670	222,245
Finish Line, Inc., Class A	2,247	41,884
Foot Locker, Inc.	7,890	271,021
Genesco, Inc.(a)	1,650	102,845
Group 1 Automotive, Inc.	2,340	158,512
Guess?, Inc.	2,290	62,036
Haverty Furniture Cos., Inc.	1,060	19,080
Hibbett Sports, Inc.(a)	880	46,341
Hot Topic, Inc.	2,380	26,418
Jos. A. Bank Clothiers, Inc.(a)	953	38,635
Kirkland's, Inc.(a)	8,970	103,783
Lithia Motors, Inc., Class A	770	33,318
Lumber Liquidators Holdings, Inc.(a)	2,510	148,542
Men's Wearhouse, Inc.	2,780	84,373
Movado Group, Inc.	3,290	120,282
Office Depot, Inc.(a)	14,130	61,183
OfficeMax, Inc.	19,850	213,983
Rent-A-Center, Inc.	3,530	125,950
Rue21, Inc.(a)	1,990	59,123
Select Comfort Corp.(a)	4,610	101,512
Signet Jewelers, Ltd.	2,800	175,224
Sonic Automotive, Inc., Class A	5,990	145,377
Stage Stores, Inc.	1,352	30,893
Stein Mart, Inc.	14,820	125,081
The Pep Boys - Manny, Moe & Jack(a)	13,680	152,258
Tractor Supply Co.	2,770	287,165
Vitamin Shoppe, Inc.(a)	1,910	116,663
Williams-Sonoma, Inc.	5,740	252,560
Zale Corp.(a)	2,170	10,676
Zumiez, Inc.(a)	860	18,146

		4,874,593

See notes to Schedule of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2013 (Unaudited)

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
TEXTILES APPAREL & LUXURY GOODS (2.0%)
Brown Shoe Co., Inc.	1,715	$29,567
Carter's, Inc.(a)	2,460	148,166
Crocs, Inc.(a)	3,730	55,428
Deckers Outdoor Corp.(a)	1,230	49,139
Fifth & Pacific Cos., Inc.(a)	4,270	64,477
Hanesbrands, Inc.(a)	4,750	178,029
Iconix Brand Group, Inc.(a)	2,810	67,581
K-Swiss, Inc., Class A(a)	1,650	7,772
Maidenform Brands, Inc.(a)	1,170	22,710
Oxford Industries, Inc.	1,320	65,182
Perry Ellis International, Inc.	6,050	116,765
PVH Corp.	3,480	413,667
Quiksilver, Inc.(a)	32,740	214,119
Skechers U.S.A., Inc., Class A(a)	1,580	30,020
Steven Madden Ltd.(a)	3,355	154,597
The Buckle, Inc.	975	45,611
The Warnaco Group, Inc.(a)	1,990	145,688
True Religion Apparel, Inc.	960	22,762
Under Armour, Inc., Class A(a)	4,440	225,862
UniFirst Corp.	390	31,879
Wolverine World Wide, Inc.	1,730	74,390

		2,163,411

THRIFTS & MORTGAGE FINANCE (1.1%)
Astoria Financial Corp.	12,600	122,724
Bank Mutual Corp.	8,600	44,118
Brookline Bancorp, Inc.	4,000	35,240
Dime Community Bancshares, Inc.	1,490	20,577
First Niagara Financial Group, Inc.	20,150	157,976
New York Community Bancorp, Inc.	19,610	261,793
Northwest Bancshares, Inc.	3,000	36,600
Oritani Financial Corp.	10,590	160,333
TrustCo Bank Corp. NY	3,990	21,107
Washington Federal, Inc.	10,270	180,649
Webster Financial Corp.	3,150	70,088

		1,111,205

TRADING COMPANIES & DISTRIBUTORS (0.5%)
GATX Corp.	1,700	80,495
Kaman Corp., Class A	940	34,160
MSC Industrial Direct Co., Inc., Class A	1,460	115,515
United Rentals, Inc.(a)	3,220	162,996
Watsco, Inc.	890	67,062

		460,228

WATER UTILITIES (0.2%)
American States Water Co.	660	33,363
Aqua America, Inc.	4,810	130,976
Calgon Carbon Corp.(a)	2,170	34,807

		199,146

WIRELESS TELECOMMUNICATION SERVICES (0.5%)
Cbeyond, Inc.(a)	6,310	55,528
Neutral Tandem, Inc.	60,270	166,948
NTELOS Holding Corp.	750	9,698
Telephone & Data Systems, Inc.	9,110	230,391
USA Mobility, Inc.	5,310	61,384

		523,949

TOTAL COMMON STOCKS		104,616,894

MONEY MARKET FUND (0.7%)
Federated Government Obligations Fund, 0.01% (b)	754,947	754,947

TOTAL MONEY MARKET FUND		754,947
TOTAL INVESTMENTS (COST $84,641,101) 100.1%		105,371,841

LIABILITIES IN EXCESS OF OTHER ASSETS (0.1%)		(103,492)

NET ASSETS 100.0%		$105,268,349

(a)	Represents non-income producing security.
(b)	Variable Rate Security. Rate shown represents the rate as of January 31, 2013.

At January 31, 2013, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

Fund Name	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Steward Small Mid-Cap Enhanced Index Fund	$85,071,884	$25,502,906	$(5,202,949)	$20,299,957

See notes to Schedule of Portfolio Investments.

Notes to Schedule of Portfolio Investments

Capstone Series Fund, Inc.

January 31, 2013

(Unaudited)

1) Portfolio Valuation:

Steward Small-Mid Cap Enhanced Index Fund (“The Fund”) investments are recorded at fair value. In determining fair value, the Fund uses various valuation approaches. Portfolio securities listed on a domestic or foreign exchange are valued at the last sale price on the day of valuation or, if there was no sale that day, at the mean between the last reported bid and asked prices as of the close of trading. Equity securities traded on NASDAQ use the official closing price, if available, and otherwise, use the last reported sale price, or the mean between the last reported bid and asked prices if there was no sale on that day. Equity securities that are traded in the over-the-counter market only, but that are not included on NASDAQ, are valued at the last sale price on the day of valuation. Debt securities, including corporate bonds and U.S. government agency, mortgage-backed, and treasury obligations, with a remaining maturity of sixty days or more are valued using market prices, if available, or a pricing service when such prices are believed to reflect fair market value. Debt securities with a remaining maturity of less than sixty days are valued at amortized cost, which approximates fair value. Money market funds are valued at net asset value per share. All other securities and securities with no readily determinable market values are valued at their fair value in accordance with policies and procedures adopted by the Board of Directors.

Accounting principles generally accepted in the United States of America ("U.S. GAAP") establish a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s assumptions about inputs market participants would use in pricing the asset or liability based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 – quoted prices in active markets for identical securities.

Level 2 – other significant observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayments speeds and credit risks).

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Pursuant to these valuation policies, equity securities are generally categorized as Level 1 securities in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2). Debt securities are generally categorized as Level 2 securities in the fair value hierarchy, except that U.S. Treasury debt securities may be categorized as Level 1. Money market funds are generally categorized as Level 1 securities in the fair value hierarchy.

The following table presents information about the Fund’s assets measured at fair value as of January 31, 2013:

	Investments in Securities
Fund Name	LEVEL 1 — Quoted Prices	LEVEL 2 — Other Significant Observable Inputs	LEVEL 3 — Significant Unobservable Inputs	Total
Steward Small-Mid Cap Enhanced Index Fund
Security Type
Common Stocks*	$104,616,894	$-	$-	$104,616,894
Money Market Fund	-	754,947	-	754,947
Total	$104,616,894	$754,947	$-	$105,371,841

* Please refer to the Schedule of Portfolio Investments to view common stocks segregated by industry type.

The Fund recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between levels as of January 31, 2013 from those used on April 30, 2012. The Fund did not hold any Level 3 securities during the period ended January 31, 2013.

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”) (“ASU 2011-04”). ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Management has determined that this will not have any impact on the Fund's schedule of portfolio investments other than enhanced disclosures.

For additional information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the most recent annual or semi-annual report.

2) Securities Transactions:

Portfolio security transactions are recorded on trade date.

3) New Accounting Pronouncement:

In December 2011, the FASB issued Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). ASU 2011-11 requires disclosure of both gross and net information related to offsetting and related arrangements, enabling users of its financial statements to understand the effect of those arrangements on the entity’s financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of IFRS. ASU 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. Management is evaluating any impact which ASU 2011-11 may have on the Fund’s financial statements.

4) Subsequent Events:

Management has evaluated events subsequent to January 31, 2013 and has concluded no such events require adjustment or disclosure as of January 31, 2013.

Item 2.   Controls and Procedures.

(a)	The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17CFR 270.30a-3(d))) that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.   Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	CAPSTONE SERIES FUND, INC.

By (Signature and Title)	/s/ Edward L. Jaroski
Edward L. Jaroski, President

Date	March 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Edward L. Jaroski
Edward L. Jaroski, President

Date	March 28, 2013

By (Signature and Title)	/s/ Carla Homer
Carla Homer, Treasurer

Date	March 28, 2013